13. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments under the lease agreements

As of March 31, 2014, commitments under the lease agreements are as follows:

2015
8910 University Center Lane, Suite 660, San Diego, CA 92122 office lease	$43,795

11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 office lease	22,755

11 Deer Park Drive, South Brunswick, NJ	23,975
Total Lease Commitments	$90,525